UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Hovde Capital Advisors LLC
Address    1826 Jefferson Place, NW
           Washington, D.C. 20036

Form 13F File Number: 28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Edward J. Chrzanowski
Title   Assistant Secretary
Phone   (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Edward Joseph Chrzanowski        Washington, D.C.         November 14, 2011
-------------------------------      ---------------          -----------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      33
Form 13F Information Table Value Total:      $122,669  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE       SHRS OR           INVESTMENT     OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS        CUSIP     (x$1000)     PRN AMT  SH/PRN   DISCRETION   MANAGERS  SOLE   SHARED   NONE
    --------------               -----        -----     --------     -------  ------   ----------   --------  ----   ------   ----
AGREE REALTY CORP                   COM     008492100    5,791.11      265891   SH        SOLE        NONE     265891
ARCHER-DANIELS-MIDLAND CO           COM     39483102     3,306.78      133284   SH        SOLE        NONE     133284
ALLSTATE CORP                       COM     020002101    2,689.43      113526   SH        SOLE        NONE     113526
ANWORTH MORTGAGE ASSET CORP         COM     037347101    1,355.73      199372   SH        SOLE        NONE     199372
BB&T CORP                           COM     054937107    3,654.58      171335   SH        SOLE        NONE     171335
BENEFICIAL MUTUAL BANCORP IN        COM     08173R104    2,131.63      286125   SH        SOLE        NONE     286125
COMERICA INC                        COM     200340107    8,134.83      354150   SH        SOLE        NONE     354150
CISCO SYSTEMS INC                   COM     17275R102    2,709.40      174800   SH        SOLE        NONE     174800
FIRST MERCHANTS CORP                COM     320817109    1,538.04      218161   SH        SOLE        NONE     218161
HERITAGE FINANCIAL CORP             COM     42722X106    2,173.83      196905   SH        SOLE        NONE     196905
HORACE MANN EDUCATORS               COM     440327104    4,110.83      360283   SH        SOLE        NONE     360283
HILLTOP HOLDINGS INC                COM     432748101      763.16      105847   SH        SOLE        NONE     105847
INVESCO MORTGAGE CAPITAL            COM     46131B100    1,881.90      133185   SH        SOLE        NONE     133185
KB HOME                             COM     48666K109    3,032.55      517500   SH        SOLE        NONE     517500
KNIGHT CAPITAL GROUP INC-A        CL A COM  499005106    3,206.17      263665   SH        SOLE        NONE     263665
KEYCORP                             COM     493267108    8,608.59     1451701   SH        SOLE        NONE    1451701
KEMPER CORP                         COM     488401100    3,857.03      160978   SH        SOLE        NONE     160978
MFA FINANCIAL INC                   COM     55272X102    1,532.03      218238   SH        SOLE        NONE     218238
M/I HOMES INC                       COM     55305B101    2,046.35      340491   SH        SOLE        NONE     340491
MORGAN STANLEY                    COM NEW   617446448    2,981.20      220666   SH        SOLE        NONE     220666
SOUTHWEST BANCORP INC/OKLA          COM     844767103    1,118.71      265098   SH        SOLE        NONE     265098
OCEAN SHORE HOLDING CO              COM     67501R103    2,824.80      269029   SH        SOLE        NONE     269029
PEOPLES BANCORP INC                 COM     709789101      311.97       28361   SH        SOLE        NONE      28361
EPLUS INC                           COM     294268107   22,569.89      914872   SH        SOLE        NONE     914872
PNC FINANCIAL SERVICES GROUP        COM     693475105    9,269.64      192356   SH        SOLE        NONE     192356
REINSURANCE GROUP OF AMERICA      COM NEW   759351604    6,490.71      141256   SH        SOLE        NONE     141256
SELECTIVE INSURANCE GROUP           COM     816300107    1,411.36      108150   SH        SOLE        NONE     108150
SIMON PROPERTY GROUP INC            COM     828806109    2,730.80       24830   SH        SOLE        NONE      24830
STATE STREET CORP                   COM     857477103    3,884.09      120774   SH        SOLE        NONE     120774
SUFFOLK BANCORP                     COM     864739107    1,795.82      215844   SH        SOLE        NONE     215844
UNIVEST CORP OF PENNSYLVANIA        COM     915271100    1,379.51      103489   SH        SOLE        NONE     103489
WASHINGTON BANKING CO               COM     937303105    1,027.91      105643   SH        SOLE        NONE     105643
WILSHIRE BANCORP INC                COM     97186T108    2,348.73      857200   SH        SOLE        NONE     857200

                                                      $122,669